Finance Lease Liabilities Minimum Lease Payments and Present Value of the Minimum Lease Payments Under Finance Lease Obligations for Equipment (Details) - Furniture, fittings and equipment [Member] - USD ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments	$ 5	$ 5
Present value of finance lease liabilities	5	5
No later than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments	2	2
Present value of finance lease liabilities	2	2
Later than 1 year and no later than 2 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments	2	1
Present value of finance lease liabilities	2	1
Later than 2 years and no later than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments	1	2
Present value of finance lease liabilities	$ 1	$ 2